Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 6 - Debt

The Company follows beneficial conversion feature guidance in ASC 470-20, which applies to convertible stock as well as convertible debt. A beneficial conversion feature is defined as a nondetachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as interest over the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no stated maturity date. If the earliest conversion date is immediately upon issuance, the expense must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may trigger the recognition of an additional beneficial conversion feature on occurrence.

On September 28, 2017, the Company entered into a promissory note with an investor of the Company in the amount of $200,000. The note bears no interest and was payable in full on September 30, 2018. In addition, on December 20, 2017, the Company entered into a promissory note with the same investor of the Company in the amount of $150,000. During January 2018, the Company entered into a note with an investor of the Company in the amount of $224,000 in exchange for $200,000. As of December 31, 2018, the discount was fully amortized. The notes bear interest at 12% and were payable in full in July 2018. As of March 31, 2019, the amounts were fully repaid to the investor.

During February 2018, the Company entered into two promissory notes with an investor of the Company in the amount of $28,000 and $84,000 in exchange for $25,000 and $75,000, respectively. Each of the notes have an original issue discount of $3,000 and $9,000, respectively that was amortized to interest expense over the term of the notes. The principle and interest were converted into common stock during the quarter. The Company issued 123,324 shares of Common Stock in full satisfaction of the notes.

During February 2018, the Company issued a promissory note in favor of an investor of the Company in the amount of $150,000 in exchange for $132,000 cash. The note has an original issue discount of $18,000 that is being amortized to interest expense over the term of the note. As of March 31, 2019, the loan maturity date was extended to August 8, 2019, the discount is fully amortized and total unpaid principal and interest is approximately $170,564, accruing at 12%.  Subsequent to March 31, 2019, the investor agreed to accept 245,207 shares of common stock for accrued interest and principal.

On September 21, 2018, the Company entered into a promissory note with an investor of the Company with a face value of $440,000 in exchange for $400,000 cash payment (“the Convertible Note”), the discount of the Convertible Note will be amortized over the life of the Convertible Note and have an interest rate of 10%. The Convertible Note has a twelve-month term with no payment required for the initial six months; after six months, the Company will repay the investors interest and principle in six equal installments. The principle and interest of the note is convertible into the Company’s common stock at a purchase price of $0.70 per common share after the six months. If the Company defaults on the Convertible Note, the interest is increased to 12% and at the investors’ option, the principle and interest can be converted into the Company's common stock at a 20% discount to the then current market. In addition, the Company issued five-year warrants to purchase up to 200,000 common shares of the Company’s common stock at a price of $0.75 per share. The cash for this Convertible Note was received prior to September 30, 2018.  As of April 15, 2019, the investor has agreed to extend the Convertible Note for six months to September 2019.

On September 21, 2018, the Company entered several promissory notes with various investors of the Company with a face value of $880,000 in exchange for $800,000 cash payment (“the Notes”), the discount of the Notes will be amortized over the life of the Note and have an interest rate of 10%. The Notes have a twelve-month term with no payment required for the initial six months; after six months, the Company will repay the investors interest and principle in six equal installments. The principle and interest of the note is convertible into the Company’s common stock at a purchase price of $0.70 per common share after the six months. If the Company defaults on the Notes, the interest is increased to 12% and at the investors’ option, the principle and interest can be converted into the Company's common stock at a 20% discount to the then current market price. In addition, the Company  issued five-year warrants to purchase up to 400,000 of the Company’s common shares at a price of $0.75 per share. The cash for these Notes was received prior to September 30, 2018.  One investor has agreed to extend the Convertible Note of $220,000 to September 2019, while the other investors have agreed to convert notes with a face value of $660,000 and accrued interest into 987,641 share of the Company’s common stock.

During the three month’s ended March 31, 2019, the Company entered into several promissory notes with various investors of the Company with a face value of $960,000 in exchange for a total of $900,000 cash payments (“the Notes”). The notes have a beneficial conversion feature valued at $839,378, which is recorded as a discount.  The total discount on the Notes will be amortized over the life of the Notes and recorded as interest expense.  The notes and have an interest rate of 7% and have an eighteen-month term with no payment required for the initial six months; after six months, the Company will repay the investors interest and principle in twelve equal installments. The principle and interest of the note is convertible into the Company’s common stock at a purchase price of $0.75 per common share at any time after the Original Issue Date.  If the Company defaults on the Notes, the interest is increased to 15% and at the investors’ option, the principle and interest can be converted into the Company common stock at a 20% discount to the then current market price. Subsequent to March 31, 2019, the Company entered into an additional note with a face value of $233,334 under similar terms as above.

On September 28, 2017, the Company entered into a promissory note with an investor of the Company in the amount of $200,000. The note bears no interest and is payable in full on September 30, 2018. In addition, on December 20, 2017, the Company entered into a promissory note with the same investor of the Company in the amount of $150,000. This note also bears no interest and is payable in full on December 20, 2018. The investor has agreed to convert the loan into 437,500 shares of common stock. The Company has not issued these shares at this time.

During January 2018, the Company entered into a note with an investor of the Company in the amount of $224,000 in exchange for $200,000.  As of June 30, 2018, the discount was fully amortized. The notes bear interest at 12% and is payable in full in July 2018.

During February 2018, the Company entered into two promissory notes with an investor of the Company in the amount of $28,000 and $84,000 in exchange for $25,000 and $75,000, respectively. Each of the notes have an original issue discount of $3,000 and $9,000, respectively that is being amortized to interest expense over the term of the notes. As of June 30, 2018, $2,635 of the discount remains to be amortized. The notes bear interest at 12% and is payable in full in August 2018.

During February 2018, the Company entered into a promissory note with an investor of the Company in the amount of $150,000 in exchange for $132,000 cash. The note has an original issue discount of $18,000 that is being amortized to interest expense over the term of the note. As of June 30, 2018, $3,680 of the discount remains to be amortized. The note bears interest at 12% and is payable in full in August 2018.